NOTES RECEIVABLE (Details Narrative) - Maker [Member] - Unsecured Debt [Member] - USD ($)	Sep. 30, 2025	May 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Advances		$ 300,000
Note receivable advance	$ 236,790